Right-of-Use Assets	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
14.
Right-of-use assets

The carrying amounts of right-of-use assets are as below:

	Buildings	Others	Total
	RMB’million	RMB’million	RMB’million
Net book amount at January 1, 2021	309	2	311
Inception of new leases	117	-	117
Depreciation charge	(122)	(1)	(123)
Disposals	(22)	-	(22)
Net book amount at December 31, 2021	282	1	283
Inception of new leases	267	-	267
Depreciation charge	(146)	-	(146)
Disposals	(5)	(1)	(6)
Net book amount at December 31, 2022	398	-	398

The interest expense arising from lease liabilities (included in finance costs) and expenses related to short-term leases (included in cost of revenue and expenses) are as below:

	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Interest expense (included in finance costs)	9	15	19
Expense relating to short-term leases (included in cost of revenues and expenses)	238	331	208

During the years ended December 31, 2021 and 2022, the leases of low value were immaterial and there were no lease with variable lease payment.

The total cash outflow in financing activities for leases in the years ended December 31, 2020, 2021 and 2022 was RMB84 million, RMB130 million and RMB151 million, respectively, including principal elements of lease payments of approximately RMB78 million, RMB116 million and RMB130 million, and related interest paid of approximately RMB6 million, RMB14 million and RMB21 million, respectively.

Accordingly, the total cash outflow for leases in the years ended December 31, 2020, 2021 and 2022 was RMB348 million, RMB461 million, RMB359 million, respectively.

The Group considered the leases as single transactions in which the asset and liability are integrally linked and no net temporary difference at inception. As at December 31, 2021 and 2022, net temporary difference arose on settlement of the liability and the amortization of the leased asset on which deferred tax was immaterial.

During the years ended December 31, 2020, 2021 and 2022, the leases of low value items were immaterial and there were no lease with variable lease payment.